MML SERIES INVESTMENT FUND II

Supplement dated October 21, 2008 to the

Prospectuses dated May 1, 2008 and May 1, 2008, revised as of September 2, 2008

This supplement provides new and additional information beyond that contained in the Prospectuses. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

Effective immediately, the information for Stephen F. Libera found under Babson Capital Management LLC in the section titled About the Investment Adviser and Sub-Advisers is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-08-03